Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 - EBP 009	12 Months Ended
Dec. 31, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Abstract]
EBP, Reconciliation of Financial Statement to Form 5500	RECONCILIATION OF PLAN’S FINANCIAL STATEMENTS TO FORM 5500:
The following is a reconciliation of net assets per the financial statements to the Form 5500 (in thousands):

	December 31, 2025	December 31, 2024
Net assets available for benefits per the financial statements	$341,770	$312,260
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(165)	(619)
Deemed no post default payments	(650)	(690)
Net assets per the Form 5500	$340,955	$310,951
Investment contracts are shown at fair value on the Form 5500.
The following is a reconciliation of the increase in net assets available for benefits before transfers per the financial statements to the net income per the Form 5500 for the year ended December 31, 2025 (in thousands):

Increase/(decrease) in net assets available for benefits before transfers per the financial statements	$30,053
Change in adjustment from contract value to fair value for fully benefit-responsive investment contracts	454
Change in deemed no post default payments	40
Net income/(loss) per the Form 5500	$30,547

EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500	RECONCILIATION OF PLAN’S FINANCIAL STATEMENTS TO FORM 5500:
The following is a reconciliation of net assets per the financial statements to the Form 5500 (in thousands):

	December 31, 2025	December 31, 2024
Net assets available for benefits per the financial statements	$341,770	$312,260
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(165)	(619)
Deemed no post default payments	(650)	(690)
Net assets per the Form 5500	$340,955	$310,951
Investment contracts are shown at fair value on the Form 5500.
The following is a reconciliation of the increase in net assets available for benefits before transfers per the financial statements to the net income per the Form 5500 for the year ended December 31, 2025 (in thousands):

Increase/(decrease) in net assets available for benefits before transfers per the financial statements	$30,053
Change in adjustment from contract value to fair value for fully benefit-responsive investment contracts	454
Change in deemed no post default payments	40
Net income/(loss) per the Form 5500	$30,547